8. Segment Reporting (Tables)	3 Months Ended
Sep. 23, 2018
Segment Reporting [Abstract]
Segment Reporting Detail
	Three Months Ended
	September 23,	September 24,
	2018	2017
Net sales and operating revenues:
Pizza Inn Franchising	$1,904	$1,774
Pie Five Franchising	963	1,483
Company-Owned Restaurants (Note 1)	114	2,175
Interest income	10	1
Consolidated revenues	$2,991	$5,433

Depreciation and amortization:
Pizza Inn Franchising	$—	$—
Pie Five Franchising	—	—
Company-Owned Restaurants (Note 1)	31	200
Combined	31	200
Corporate administration and other (Note 2)	108	114
Depreciation and amortization	$139	$314

Income/(Loss) from continuing operations before taxes:
Pizza Inn Franchising	$1,347	$1,478
Pie Five Franchising	459	1,139
Company-Owned Restaurants (Note 1)	(129)	(838)
Combined	1,677	1,779
Corporate administration and other	(1,519)	(1,898)
Income/(loss) from continuing operations before taxes	$158	$(119)

Geographic information (revenues):
United States	$2,894	$5,355
Foreign countries	97	78
Consolidated total	$2,991	$5,433

Notes:
(1) Company stores that were closed are included in discontinued operations in the accompanying Condensed Consolidated Statement of Operations.
(2) Portions of corporate administration and other have been allocated to segments.